PRIVATE PLACEMENT (Details) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended
	Jul. 13, 2021	Jul. 09, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Jul. 15, 2021
PRIVATE PLACEMENT
Aggregate purchase price				$ 7,250,000
Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued		7,250,000
Over-allotment option | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued						750,000
Price of warrants						$ 1.00
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants issued			6,500,000		6,500,000
Price of warrants			$ 1.00		$ 1.00
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50
Threshold period for not to transfer assign or sell any warrants after completion of initial business combination			30 days		30 days
Private Placement | Private Placement Warrants | Sponsor
PRIVATE PLACEMENT
Number of warrants issued	7,250,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 7,250,000	$ 7,250,000